TYPE 13F-HR
PERIOD 12/31/05
FILER
      CIK 0001259671
      CCC e#fkfe6e

SUBMISSION-CONTACT
      NAME Carol Sullivan
      PHONE 410-653-8198

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE

Report of the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ X  ]; Amendment Number: 01
This Amendment (Check only one): [  ] is a restatement
   [x ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name: 	Wagner Capital Management Corp
Address: 	1838 Greene Tree Road, Suite 280; Baltimore, Maryland 21208

13F File Number:

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report of Behalf of Reporting Manager:

Name: Carol Sullivan
Title: Administrator
Phone: 410-653-7979
Signature, Place, and Data of Signing:
Carol Sullivan Baltimore, Maryland August 21, 2007

Report Type (Check only one):
[ X ] 13F HOLDINGS REPORTS
[    ] 13 F NOTICE
[    ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 121
Form 13F Information Table Value Total: 122697
List of Other Included Managers:  None

3 M Company 	COM 	88579Y101	 797 	10,291 SOLE NONE X X
A E S Corp 		COM	 00130H105 	210	 13,300 SOLE NONE X X
Abbott Laboratories COM 	02824100	 1,050	 26,648 SOLE NONE X X
Aetna Life Casualty COM	 00817Y108	 207	 2,200 SOLE NONE X X
ALCOA Inc		COM 	013817101 	929 	31,446 SOLE NONE X X
Allstate Insurance 	COM 	020002101 	250 	4,633 SOLE NONE X X
Altria Group Inc	COM 	02209S103 	16,740 22,361 SOLE NONE X X
American Express 	COM 	025816109 	1,962 	38,131 SOLE NONE X X
American International 	COM 	026874107 	1,163 	17,047 SOLE NONE X X
Ameriprise Financial	COM 	03076C106 	294 	7,187 SOLE NONE X X
Amsouth Bancorp 	COM 	032165102 	254 	9,700 SOLE NONE X X
Arch Coal Inc 	COM 	039380100 	473 	5,950 SOLE NONE X X
Archstone Smith Trust  COM	139583109 	449 	10,740 SOLE NONE X X
Baker Hughes Inc	COM 	057224107 	969 	15,950 SOLE NONE X X
BankAmerica Corp	COM 	060505104 	1,763 	38,202 SOLE NONE X X
Berkshire Hathaway Cl B 	COM 	084670207 	361 	123 SOLE NONE X X
Best Buy Inc 	COM 	086516101 	253 	5,840 SOLE NONE X X
Bp Amoco Plc Adr ADR 055622104 1,667 25,960 SOLE NONE X X
Briggs Stratton 	COM 	109043109 	530 	13,675 SOLE NONE X X
Bristol Myers Squibb	COM 	110122108 	525 	22,859 SOLE NONE X X
Burlington Northern	COM 	12189T104 	733 	10,351 NONE SOLE X X
Carnegie Intl Corp Colo	COM 	143500106  -		14,000 SOLE NONE X X
Carramerica Realty	COM 	144418100 	291 	8,420 SOLE NONE X X
Casavant Intl Mng Corp	COM 	125809996 	- 	25,599 SOLE NONE X X
Caterpillar Inc	COM 	149123101 	1,492 	25,843 SOLE NONE X X
Chevrontexaco Corp	COM 	166764100 	592 	10,430 SOLE NONE X X
Cisco Systems Inc	COM 	17275R102 	1,236 	72,207 SOLE NONE X X
Citigroup, Inc		COM 	172967101 	2,796 	57,628 SOLE NONE X X
Clorox Co	COM	189054109 	721 	12,687 SOLE NONE X X
CN Bancorp, Inc	COM 	12612U108 	43 	10,000 SOLE NONE X X
Coca-Cola Co	COM 	191216100 	1,105 	27,418 SOLE NONE X X
Colgate-Palmolive Co. COM 194162103 1,121 20,453 SOLE NONE X X
Conagra COM 205887102 383 18,911 SOLE NONE X X
Conocophillips COM 20825C104 340 5,847 SOLE NONE X X
Constellation Energy Co COM 210371100 212 3,693 SOLE NONE X X
CSX Corp COM 126408103 479 9,443 SOLE NONE X X
Cummins Inc COM 236021106 1,633 18,200 SOLE NONE X X
Dell Computer Co. COM 247025109 307 10,275 SOLE NONE X X
Duke Power Co COM 264399106 356 12,985 SOLE NONE X X
Dupont COM 263534109 326 7,691 SOLE NONE X X
E M C Corp Mass COM 268648102 452 33,214 SOLE NONE X X
Eli Lilly Co. COM 532457108 483 8,537 SOLE NONE X X
Equity Office Properties COM 294741103 738 24,342 SOLE NONE X X
Exxon Mobil Corporation COM 30231G102 2,491 44,354 SOLE NONE X X
Forest Laboratories Inc COM 345838106 700 17,215 SOLE NONE X X
FPL Group COM 302571104 200 4,825 SOLE NONE X X
General Electric Co. COM 369604103 3,469 99,001 SOLE NONE X X
Goldman Sachs Group COM 38141G104 370 2,900 SOLE NONE X X
Hewlett-Packard Company COM 482236103 914 31,944 SOLE NONE X X
Home Depot COM 437076102 1,960 48,429 SOLE NONE X X
Home Properties Of Ny COM 437306103 774 18,986 SOLE NONE X X
Honda Motor Co Ltd Adr ADR 438128308 464 16,025 SOLE NONE X X
Illinois Tool Works Inc COM 452308109 350 3,980 SOLE NONE X X
Ingersoll Rand Co Cl A ADR G4776G101 687 17,040 SOLE NONE X X
Intel Corp COM 458140100 2,174 87,113 SOLE NONE X X
Intl Paper COM 460146103 753 22,411 SOLE NONE X X
Intl Business Machines COM 459200101 552 6,726 SOLE NONE X X
Johnson & Johnson COM 478168104 4,363 72,604 SOLE NONE X X
Johnson Controls Inc COM 478366107 858 11,776 SOLE NONE X X
Kellogg Co COM 487836108 680 15,737 SOLE NONE X X
Kimberly Clark Corp COM 494368103 523 8,775 SOLE NONE X X
Kinder Morgan Energy Lp COM 494550106 430 9,000 SOLE NONE X X
Lockheed Martin Corp COM 539830109 1,018 16,011 SOLE NONE X X
Lowes Companies Inc COM 548661107 2,308 34,636 SOLE NONE X X
M B N A Corp COM 55262L100 1,150 42,382 SOLE NONE X X
McDonalds Corp COM 580135101 1,973 58,521 SOLE NONE X X
Mcwatters Mng Inc New COM 582905501 - 50,000 SOLE NONE X X
Medtronic Inc COM 585055106 3,106 53,966 SOLE NONE X X
Microsoft Corp COM 594918104 2,274 86,970 SOLE NONE X X
Mobilepro Corp New COM 60742E205 2 14,000 SOLE NONE X X
Nike COM 654106103 664 7,658 SOLE NONE X X
Norfolk Southern Corp COM 655844108 1,134 25,316 SOLE NONE X X
O C G Technology COM 670818103 - 10,000 SOLE NONE X X
Oracle Corp COM 68389X105 827 67,792 SOLE NONE X X
Parker Hannifin Corp COM 701094104 781 11,851 SOLE NONE X X
Patapsco Bancorp Inc COM 702898107 332 31,363 SOLE NONE X X
Pathmark Stores New 10wt COM 70322A119 4 15,000 SOLE NONE X X
Paychex Inc COM 704326107 280 7,362 SOLE NONE X X
Pepsico Inc-North Caroli COM 713448108 4,336 73,399 SOLE NONE X X
Pfizer Inc COM 717081103 1,268 54,405 SOLE NONE X X
Pitney Bowes, Inc. COM 724479100 576 13,650 SOLE NONE X X
Plum Creek Timber Co LP COM 729251108 902 25,042 SOLE NONE X X
Procter & Gamble Co COM 742718109 5,114 88,362 SOLE NONE X X
Royal Dutch Shell A Adrf COM 780259206 1,354 22,023 SOLE NONE X X
Schlumberger Ltd COM 806857108 410 4,221 SOLE NONE X X
Seachange International COM 811699107 83 10,573 SOLE NONE X X
Simon Property Group Inc COM 828806109 737 9,625 SOLE NONE X X
Southern Co COM 842587107 324 9,394 SOLE NONE X X
St. Joe Corp COM 790148100 433 6,450 SOLE NONE X X
Starbucks Corp COM 855244109 568 18,932 SOLE NONE X X
Stone Energy Corp COM 861642106 510 11,217 SOLE NONE X X
Sun Microsystems Inc. COM 866810104 50 12,160 SOLE NONE X X
SunTrust Banks COM 867914103 1,098 15,097 SOLE NONE X X
Target Inc COM 87621E106 1,066 19,396 SOLE NONE X X
Teva Pharmaceutical Industries ADR 881624209 777 18,070 SOLE NONE X X
Texas Instruments COM 882508104 367 11,450 SOLE NONE X X
The Dow Chemical Company COM 260543103 295 6,737 SOLE NONE X X
Timken Company COM 887389104 556 17,375 SOLE NONE X X
Town & Country Trust SBI COM 892081100 339 10,045 SOLE NONE X X
Triangle Multi-Media Inc COM 895891109 - 31,578 SOLE NONE X X
Tyco Intl Ltd New ADR 902124106 549 19,052 SOLE NONE X X
U.S. Bancorp COM 902973304 467 15,652 SOLE NONE X X
United Parcel Service B COM 911312106 1,637 21,785 SOLE NONE X X
Valero Energy COM 91913Y100 1,058 20,510 SOLE NONE X X
Valero LP COM 91913W104 1,132 21,871 SOLE NONE X X
Vanguard Health Care ETF 92204A504 247 4,590 SOLE NONE X X
Vanguard Information Tech ETF 92204A702 435 8,994 SOLE NONE X X
Vanguard Telecom Services ETF 92204A884 245 4,500 SOLE NONE X X
Verizon Communications COM 92343V104 218 7,260 SOLE NONE X X
Viacom Inc Non Vtg Cl B COM 925524308 319 9,792 SOLE NONE X X
Wachovia Corp New COM 929903102 515 9,750 SOLE NONE X X
Walmart Stores COM 931143103 1,610 34,411 SOLE NONE X X
Walt Disney Holding Co. COM 254687106 1,395 58,234 SOLE NONE X X
Washington Mutual Inc. COM 939322103 2,090 48,049 SOLE NONE X X
Wellpoint Health Networks Inc COM 94973H108 207 2,605 SOLE NONE X X
Wells Fargo & Co-New COM 949746101 1,157 18,430 SOLE NONE X X
Wm Wrigley Jr Co COM 982526105 1,327 19,965 SOLE NONE X X
World Associates Inc New COM 981428204 - 40,000 SOLE NONE X X
Xerox Corp COM 984121103 238 16,313 SOLE NONE X X
Yum! Brands Inc COM 988498101 657 14,026 SOLE NONE X X
Zimmer Holdings Inc COM 98956P102 681 10,109 SOLE NONE X X